NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.0%
	Communications - 7.3%
4,238	Anterix, Inc.(a)	$108,705
8,418	AT&T, Inc.	243,617
7,661	ATN International, Inc.(a)	124,491
48	Booking Holdings, Inc.	277,883
469	Expedia Group, Inc.(a)	79,111
393	GoDaddy, Inc., Class A(a)	70,764
2,152	HealthStream, Inc.(a)	59,546
1,262	IDT Corporation, Class B	86,220
6,730	Iridium Communications, Inc.(a)	203,044
14,670	Liberty Global Ltd., Class A(a)	146,847
272	Meta Platforms, Inc., Class A	200,760
3,840	Millicom International Cellular S.A.	143,885
82	Netflix, Inc.(a)	109,809
11,156	Spok Holdings, Inc.	197,238
5,368	Telephone and Data Systems, Inc.	190,993
821	T-Mobile US, Inc.	195,611
5,082	Verizon Communications, Inc.	219,898
		2,658,422
	Consumer Discretionary - 3.5%
545	Adtalem Global Education, Inc.(a)	69,340
1,205	Armstrong World Industries, Inc.	195,741
2,385	Carnival Corporation	67,066
1,001	Churchill Downs, Inc.	101,101
795	eBay, Inc. (a)	59,196
1,463	Fortune Brands Innovations, Inc.	75,315
285	Grand Canyon Education, Inc.(a)	53,865
1,426	Kontoor Brands, Inc.	94,073
2,814	Masco Corporation	181,109
1,836	Prog Holdings, Inc.	53,887
755	PVH Corporation	51,793
315	Ralph Lauren Corporation	86,398
2,064	Red Rock Resorts, Inc., Class A	107,390
301	Royal Caribbean Cruises Ltd.	94,255
		1,290,529

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.0% (Continued)
	Consumer Staples - 9.4%
3,931	Altria Group, Inc.	$230,475
4,548	Brown-Forman Corporation, Class B	122,387
4,057	Church & Dwight Company, Inc.	389,917
2,765	Clorox Company (The)	331,994
2,583	Colgate-Palmolive Company	234,795
2,271	Constellation Brands, Inc., Class A	369,446
1,657	Estee Lauder Companies, Inc. (The), Class A	133,886
2,284	Hershey Company (The)	379,029
667	Interparfums, Inc.	87,584
2,628	Kimberly-Clark Corporation	338,802
3,267	PepsiCo, Inc.	431,375
1,486	Philip Morris International, Inc.	270,645
2,808	Simply Good Foods Company (The)(a)	88,705
2,273	USANA Health Sciences, Inc.(a)	69,395
		3,478,435
	Energy - 4.1%
14,899	Antero Midstream Corporation	282,336
863	Cheniere Energy, Inc.	210,158
2,706	Chevron Corporation	387,472
3,144	DT Midstream, Inc.	345,557
635	Targa Resources Corporation	110,541
2,493	Williams Companies, Inc. (The)	156,585
		1,492,649
	Financials - 6.4%
1,459	AerCap Holdings N.V. (a)	170,704
2,400	Air Lease Corporation	140,376
210	Ameriprise Financial, Inc.	112,083
6,025	Annaly Capital Management, Inc.	113,391
4,039	Artisan Partners Asset Management, Inc., Class A	179,049
2,147	Bancorp, Inc. (The)(a)	122,314
1,363	Commerce Bancshares, Inc.	84,738
9,359	Dynex Capital, Inc.	114,367
702	Federal Agricultural Mortgage Corporation, Class C	136,385
730	Goosehead Insurance, Inc., CLASS A(a)	77,022

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.0% (Continued)
	Financials - 6.4% (Continued)
2,452	Interactive Brokers Group, Inc., Class A	$135,865
13,740	Invesco Mortgage Capital, Inc.	107,722
802	Jackson Financial, Inc., Class A	71,210
1,084	LendingTree, Inc.(a)	40,184
13,673	MFA Financial, Inc.	129,347
8,383	Navient Corporation	118,200
14,646	Orchid Island Capital, Inc.	102,668
734	QCR Holdings, Inc.	49,839
6,376	Regions Financial Corporation	149,963
7,320	Starwood Property Trust, Inc.	146,911
7,090	TPG RE Finance Trust, Inc.	54,735
		2,357,073
	Health Care - 2.8%
8,511	BioCryst Pharmaceuticals, Inc.(a)	76,259
1,132	Biogen, Inc.(a)	142,167
7,375	Bioventus, Inc.(a)	48,823
5,387	Certara, Inc.(a)	63,028
1,196	Cooper Companies, Inc. (The)(a)	85,107
367	DaVita, Inc.(a)	52,279
6,480	Embecta Corporation(a)	62,791
1,841	Exelixis, Inc.(a)	81,142
1,202	Gilead Sciences, Inc.	133,266
1,660	Merck & Company, Inc.	131,406
5,484	Organon & Company	53,085
3,917	Premier, Inc., Class A	85,900
		1,015,253
	Industrials - 7.8%
1,397	3M Company	212,680
16,295	ADT, Inc.	138,019
833	Allegion plc	120,052
1,218	Allison Transmission Holdings, Inc.	115,698
259	Applied Industrial Technologies, Inc.	60,205
1,300	Brady Corporation, Class A	88,361
5,873	Costamare, Inc.	53,503

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.0% (Continued)
	Industrials - 7.8% (Continued)
146	Curtiss-Wright Corporation	$71,328
122	EMCOR Group, Inc.	65,257
1,757	Fluor Corporation	90,081
454	Generac Holdings, Inc.(a)	65,017
4,545	Graco, Inc.	390,733
437	Illinois Tool Works, Inc.	108,048
370	Lennox International, Inc.	212,098
1,402	NEXTracker, Inc., Class A(a)	76,227
814	Otis Worldwide Corporation	80,602
884	Pentair PLC	90,751
492	Snap-on, Inc.	153,101
2,468	Toro Company (The)	174,438
421	Trane Technologies PLC	184,150
59	TransDigm Group, Inc. (a)	89,718
1,297	United Airlines Holdings, Inc.(a)	103,280
286	Valmont Industries, Inc.	93,399
		2,836,746
	Materials - 4.4%
375	Carlisle Companies, Inc.	140,025
2,148	Newmont Corporation	125,142
2,469	Olympic Steel, Inc.	80,465
1,403	Reliance, Inc.	440,401
1,558	Royal Gold, Inc.	277,075
2,575	Ryerson Holding Corporation	55,543
4,241	Southern Copper Corporation	429,062
209	WD-40 Company	47,671
		1,595,384
	Real Estate - 0.8%
11,631	AGNC Investment Corporation	106,889
1,420	McGrath RentCorporation	164,663
		271,552
	Technology - 6.3%
14,104	Bandwidth, Inc., Class A(a)	224,254
471	Booz Allen Hamilton Holding Corporation	49,045

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 61.0% (Continued)
	Technology - 6.3% (Continued)
501	Cirrus Logic, Inc.(a)	$52,232
2,679	Clear Secure, Inc., Class A	74,369
1,908	Dropbox, Inc., Class A(a)	54,569
161	F5, Inc.(a)	47,386
133	Gartner, Inc.(a)	53,761
4,470	Gen Digital, Inc.	131,418
804	HealthEquity, Inc.(a)	84,227
227	Mastercard, Inc., Class A	127,560
232	Moody’s Corporation	116,369
377	MSCI, Inc.	217,431
548	PTC, Inc.(a)	94,442
245	S&P Global, Inc.	129,186
186	Ubiquiti, Inc.	76,566
1,137	Veeva Systems, Inc., Class A(a)	327,433
1,233	Verisk Analytics, Inc. (a)	384,080
345	Wix.com Ltd.(a)	54,669
		2,298,997
	Utilities - 8.2%
15,373	AES Corporation (The)	161,724
647	American Electric Power Company, Inc.	67,133
1,704	American States Water Company	130,629
3,493	Atmos Energy Corporation	538,306
2,166	California Water Service Group	98,510
2,847	Consolidated Water Company Ltd.	85,467
1,911	Duke Energy Corporation	225,498
1,511	Edison International	77,968
1,717	Essential Utilities, Inc.	63,769
1,843	Evergy, Inc.	127,038
5,353	Genie Energy Ltd., Class B	143,889
3,056	National Fuel Gas Company	258,874
2,531	NextEra Energy, Inc.	175,702
4,242	NiSource, Inc.	171,122
3,537	OGE Energy Corporation	156,972
2,135	Otter Tail Corporation	164,587

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 61.0% (Continued)
	Utilities - 8.2% (Continued)
1,397	PG&E Corporation			$19,474
2,486	Southern Company (The)			228,289
590	WEC Energy Group, Inc.			61,478
1,954	York Water Company (The)			61,746
				3,018,175

	TOTAL COMMON STOCKS (Cost $21,622,312)			22,313,215

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.4%
	U.S. TREASURY BILLS — 27.4%
10,000,000	United States Treasury Bill Series (b)	—	07/03/25	9,997,667
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,997,678)

	TOTAL INVESTMENTS - 88.4% (Cost $31,619,990)			$32,310,882
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.6%			4,224,864
	NET ASSETS - 100.0%			$36,535,746

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Zero coupon bond.

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$306,990	2,095	3M Co	OBFR + 45 bps	12/22/2025	$7,964	$—	$7,964
16,968	124,882	89Bio Inc	OBFR - 35 bps	12/22/2025	(39,623)	—	(39,623)
4,476	225,175	Abm Industries Inc	OBFR - 35 bps	12/22/2025	15,066	—	15,066
172,152	24,442	Adt Inc	OBFR + 45 bps	11/21/2025	33,563	—	33,563
80,578	818	Adtalem Global Education	OBFR + 45 bps	11/26/2025	22,141	—	22,141
12,606	358,324	Advansix Inc	OBFR - 35 bps	12/22/2025	62,498	—	62,498
179,222	1,832	Aercap Holdings Nv	OBFR + 45 bps	12/22/2025	30,844	—	30,844
293,470	28,702	Aes Corp	OBFR + 45 bps	11/21/2025	9,474	—	9,474
138,830	15,416	Agnc Investment Corp	OBFR + 45 bps	12/22/2025	9,217	—	9,217
171,882	3,600	Air Lease Corp	OBFR + 45 bps	12/22/2025	36,272	—	36,272
3,700	349,819	Albemarle Corp	OBFR - 35 bps	12/22/2025	122,157	—	122,157
104,178	3,763	Alcoa Corp	OBFR + 45 bps	11/25/2025	6,494	—	6,494
162,855	912	Align Technology Inc	OBFR + 45 bps	11/25/2025	8,515	—	8,515
102,946	789	Allegion Plc	OBFR + 45 bps	12/22/2025	9,868	—	9,868
208,371	1,827	Allison Transmission	OBFR + 45 bps	12/22/2025	(39,269)	—	(39,269)
326,408	5,896	Altria Group Inc	OBFR + 45 bps	12/22/2025	27,111	—	27,111
95,147	970	American Electric Power	OBFR + 45 bps	12/22/2025	4,496	—	4,496
9,906	280,408	American Healthcare	OBFR - 35 bps	12/22/2025	(83,845)	—	(83,845)
191,432	2,555	American States Water	OBFR + 45 bps	12/22/2025	3,525	—	3,525
164,722	315	Ameriprise Financial	OBFR + 45 bps	11/26/2025	1,187	—	1,187
2,222	134,859	Amphenol Corp-Cl A	OBFR - 35 bps	11/21/2025	(83,724)	—	(83,724)
137,041	7,250	Annaly Capital Management	OBFR + 45 bps	12/22/2025	6,699	—	6,699
239,922	6,358	Anterix Inc	OBFR + 45 bps	11/26/2025	(80,762)	—	(80,762)
151,865	9,614	Antero Midstream Corp	OBFR + 45 bps	12/22/2025	30,145	—	30,145
5,879	205,500	Apogee Therapeutics	OBFR - 35 bps	11/26/2025	(48,276)	—	(48,276)
191,887	882	Appfolio Inc - A	OBFR + 45 bps	11/25/2025	10,530	—	10,530
165,951	691	Applied Industrial Technologies	OBFR + 45 bps	11/21/2025	(7,430)	—	(7,430)
132,421	331	Applovin	OBFR + 45 bps	11/26/2025	(17,016)	—	(17,016)
11,650	98,642	Archer Aviation Inc	OBFR - 35 bps	11/25/2025	(27,118)	—	(27,118)
277,489	1,808	Armstrong World Industries	OBFR + 45 bps	12/22/2025	12,763	—	12,763
205,137	6,058	Artisan Partners Assets	OBFR + 45 bps	11/21/2025	65,247	—	65,247
31,177	190,937	Astria Therapeutics	OBFR - 53 bps	11/26/2025	26,408	—	26,408
206,258	8,865	At&T Inc	OBFR + 45 bps	12/22/2025	49,140	—	49,140
6,700	268,341	Atlanta Braves Holdings	OBFR - 35 bps	12/22/2025	(38,572)	—	(38,572)
205,958	11,491	Atn International Inc.	OBFR + 45 bps	11/26/2025	(16,738)	—	(16,738)
5,767	192,692	Avidity Biosciences	OBFR - 35 bps	11/26/2025	29,844	—	29,844
6,608	344,862	Ball Corp	OBFR - 35 bps	11/21/2025	(22,083)	—	(22,083)
205,079	4,622	Bancorp Inc	OBFR + 45 bps	11/21/2025	56,480	—	56,480
350,876	21,155	Bandwidth Inc.	OBFR + 45 bps	12/22/2025	(20,166)	—	(20,166)
851	216,260	Biglari Holdings Inc	OBFR - 35 bps	11/25/2025	(31,768)	—	(31,768)
105,567	12,767	Biocryst Pharmaceuticals	OBFR + 45 bps	11/26/2025	7,076	—	7,076
254,817	1,697	Biogen Inc	OBFR + 45 bps	11/21/2025	(47,324)	—	(47,324)
122,827	16,253	Bioventus Inc - A	OBFR + 45 bps	11/21/2025	(16,453)	—	(16,453)
24,325	546,602	Bkv Corporation	OBFR - 35 bps	11/25/2025	(38,572)	—	(38,572)
1,885	354,185	Boeing Co	OBFR + 45 bps	12/22/2025	(38,666)	—	(38,666)
149,875	1,326	Booz Allen Hamilton	OBFR + 45 bps	11/21/2025	(13,216)	—	(13,216)
125,734	1,950	Brady Corporation	OBFR - 35 bps	11/21/2025	5,886	—	5,886
8,116	145,867	Brt Apartments Corp	OBFR + 45 bps	12/22/2025	17,072	—	17,072
153,646	3,376	California Water Service	OBFR + 45 bps	12/22/2025	(1,667)	—	(1,667)
200,498	2,116	Cal-Maine Foods Inc	OBFR + 45 bps	12/22/2025	9,180	—	9,180
248,182	563	Carlisle Cos Inc	OBFR + 45 bps	12/22/2025	(44,012)	—	(44,012)
84,922	3,577	Carnival Corp	OBFR + 45 bps	11/26/2025	14,268	—	14,268

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$110,223	6,586	Castle Biosciences Inc	OBFR - 35 bps	11/25/2025	$23,865	$—	$23,865
3,828	303,869	Cbiz Inc	OBFR - 35 bps	12/22/2025	36,857	—	36,857
6,107	184,652	Ceco Environmental Corp.	OBFR - 35 bps	12/22/2025	16,332	—	16,332
17,129	182,236	Celcuity Inc	OBFR - 35 bps	11/21/2025	(43,752)	—	(43,752)
8,379	186,630	Celldex Therapeutics	OBFR - 35 bps	12/22/2025	18,906	—	18,906
3,046	171,497	Centerspace	OBFR - 35 bps	11/21/2025	(12,619)	—	(12,619)
16,627	221,718	Centessa Pharmaceuticals	OBFR + 45 bps	11/25/2025	3,904	—	3,904
132,501	7,885	Century Aluminum Company	OBFR + 45 bps	12/22/2025	8,543	—	8,543
73,468	8,081	Certara Inc	OBFR - 35 bps	11/21/2025	20,250	—	20,250
6,983	171,626	Cg Oncology Inc	OBFR - 35 bps	11/26/2025	(7,582)	—	(7,582)
24,193	470,766	Chemours Co	OBFR + 45 bps	12/22/2025	196,835	—	196,835
172,023	1,501	Churchill Downs Inc	OBFR + 45 bps	11/26/2025	(23,248)	—	(23,248)
203,506	12,689	Cia De Minas Buenaventura	OBFR + 45 bps	11/25/2025	4,116	—	4,116
77,390	752	Cirrus Logic Inc	OBFR - 35 bps	12/22/2025	(1,255)	—	(1,255)
94,761	4,019	Clear Secure Inc	OBFR - 35 bps	12/22/2025	17,306	—	17,306
5,323	133,612	Clearfield Inc	OBFR + 45 bps	11/21/2025	(96,266)	—	(96,266)
11,619	315,384	Clearwater Paper Corp	OBFR + 45 bps	12/22/2025	5,615	—	5,615
137,726	1,006	Clorox Company	OBFR + 45 bps	11/21/2025	(17,222)	—	(17,222)
96,990	870	Coca-Cola Consolidated	OBFR + 45 bps	11/25/2025	(202)	—	(202)
214,953	39,595	Coeur Mining Inc	OBFR + 45 bps	11/25/2025	134,073	—	134,073
308,200	3,293	Colgate-Palmolive Co	OBFR + 45 bps	12/22/2025	(14,124)	—	(14,124)
88,726	5,751	Colony Bankcorp	OBFR - 35 bps	11/25/2025	5,674	—	5,674
131,490	2,045	Commerce Bancshares	OBFR + 45 bps	11/26/2025	(5,402)	—	(5,402)
9,117	182,569	Comstock Resources Inc	OBFR + 45 bps	12/22/2025	(68,693)	—	(68,693)
150,455	5,956	Consolidated Water Co	OBFR - 35 bps	11/21/2025	26,089	—	26,089
127,957	1,794	Cooper Cos Inc/The	OBFR - 35 bps	12/22/2025	(1,702)	—	(1,702)
2,645	174,922	Core Natural Resources	OBFR + 45 bps	11/25/2025	(9,021)	—	(9,021)
25,835	304,073	Core Scientific Inc	OBFR - 35 bps	11/25/2025	(136,025)	—	(136,025)
113,016	11,509	Costamare Inc	OBFR - 35 bps	12/22/2025	(24,492)	—	(24,492)
4,864	156,001	Crinetics Pharmaceuticals	OBFR -35 bps	11/26/2025	18,258	—	18,258
1,449	144,529	Crown Castle Inc	OBFR - 35 bps	11/25/2025	(5,435)	—	(5,435)
11,661	197,777	Cto Realty Growth Inc	OBFR + 45 bps	11/21/2025	(6,221)	—	(6,221)
16,299	374,971	Curbline Properties	OBFR + 45 bps	12/22/2025	4,748	—	4,748
68,598	219	Curtiss-Wright Corp	OBFR + 45 bps	12/22/2025	37,342	—	37,342
176,835	1,187	Davita Inc	OBFR - 35 bps	12/22/2025	(10,712)	—	(10,712)
252,238	23,481	Dht Holdings Inc	OBFR - 35 bps	12/22/2025	3,119	—	3,119
31,128	254,768	Diamondrock Hospital	OBFR + 45 bps	11/26/2025	14,923	—	14,923
4,620	228,464	Disc Medicine Inc	OBFR + 45 bps	12/22/2025	(12,252)	—	(12,252)
216,703	10,095	Dorian Lpg Ltd	OBFR - 63 bps	12/22/2025	32,746	—	32,746
168,952	2,961	Doximity Inc-Class A	OBFR + 45 bps	11/25/2025	11,522	—	11,522
9,502	237,778	Dream Finders Homes	OBFR + 45 bps	11/26/2025	2,194	—	2,194
76,720	2,862	Dropbox Inc-Class A	OBFR + 45 bps	11/26/2025	3,856	—	3,856
206,309	1,919	Dt Midstream Inc	OBFR + 45 bps	12/22/2025	3,186	—	3,186
329,123	2,866	Duke Energy Corp	OBFR + 45 bps	12/22/2025	5,366	—	5,366
162,538	14,038	Dynex Capital Inc	OBFR - 35 bps	12/22/2025	14,385	—	14,385
80,866	1,192	Ebay Inc	OBFR + 45 bps	12/22/2025	7,049	—	7,049
11,758	88,852	Ecovyst Inc	OBFR + 45 bps	11/25/2025	(7,653)	—	(7,653)
107,454	1,632	Edison International	OBFR + 45 bps	11/21/2025	(24,248)	—	(24,248)
143,992	12,398	Embecta Corp	OBFR - 35 bps	11/21/2025	(23,471)	—	(23,471)
82,469	183	Emcor Group Inc	OBFR + 45 bps	11/21/2025	13,736	—	13,736
4,774	225,429	Eqt Corp	OBFR + 45 bps	12/22/2025	(49,918)	—	(49,918)
88,457	2,327	Essential Utilities	OBFR + 45 bps	12/22/2025	(2,731)	—	(2,731)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$123,893	2,485	Estee Lauder Companies	OBFR + 45 bps	11/21/2025	$76,372	$—	$76,372
177,687	2,764	Evergy Inc	OBFR + 45 bps	12/22/2025	11,364	—	11,364
153,495	5,141	Excelerate Energy Inc	OBFR - 35 bps	11/25/2025	(3,312)	—	(3,312)
186,128	5,397	Exelixis Inc	OBFR + 45 bps	12/22/2025	47,301	—	47,301
2,975	298,564	Expand Energy Corp	OBFR + 45 bps	12/22/2025	(48,392)	—	(48,392)
128,629	704	Expedia Group Inc	OBFR + 45 bps	11/21/2025	(12,253)	—	(12,253)
60,166	242	F5 Inc	OBFR - 35 bps	12/22/2025	9,384	—	9,384
175,124	1,054	Federal Agric Mtg Co	OBFR + 45 bps	11/21/2025	29,281	—	29,281
13,271	237,008	First Advantage Corp	OBFR + 45 bps	11/25/2025	17,285	—	17,285
193,917	4,004	First Business Finance	OBFR + 45 bps	11/25/2025	8,231	—	8,231
92,420	2,636	Fluor Corp	OBFR + 45 bps	11/26/2025	41,300	—	41,300
395,205	3,846	Fortinet Inc	OBFR - 53 bps	11/25/2025	9,978	—	9,978
137,105	2,195	Fortune Brands Innovations	OBFR + 45 bps	12/22/2025	(25,657)	—	(25,657)
6,192	102,073	Forward Air Corp	OBFR + 45 bps	11/25/2025	(49,272)	—	(49,272)
289,769	7,577	Freeport-Mcmoran Inc	OBFR + 45 bps	12/22/2025	37,018	—	37,018
192,594	2,634	Freshpet Inc	OBFR + 45 bps	11/25/2025	(15,133)	—	(15,133)
98,746	200	Gartner Inc	OBFR + 45 bps	11/21/2025	(20,154)	—	(20,154)
160,038	5,907	Gen Digital Inc	OBFR + 45 bps	12/22/2025	11,466	—	11,466
93,162	681	Generac Holdings Inc	OBFR + 45 bps	11/26/2025	2,853	—	2,853
192,118	12,997	Genie Energy Ltd-B	OBFR + 45 bps	11/21/2025	156,286	—	156,286
201,179	1,803	Gilead Sciences Inc	OBFR + 45 bps	11/26/2025	(3,187)	—	(3,187)
108,510	590	Godaddy Inc	OBFR + 45 bps	12/22/2025	(4,788)	—	(4,788)
113,579	1,095	Goosehead Insurance	OBFR - 35 bps	11/21/2025	706	—	706
192,321	1,073	Grand Canyon Education	OBFR + 45 bps	11/26/2025	8,281	—	8,281
4,312	259,958	Greif Inc-Cl A	OBFR - 35 bps	12/22/2025	(21,290)	—	(21,290)
141,967	6,352	Grindr Inc	OBFR - 35 bps	11/25/2025	1,087	—	1,087
3,784	120,135	Gxo Logistics Inc	OBFR + 45 bps	11/21/2025	(63,062)	—	(63,062)
5,080	281,799	H.B. Fuller Co.	OBFR - 35 bps	11/26/2025	(21,341)	—	(21,341)
11,559	142,374	Hallador Energy Co	OBFR - 35 bps	12/22/2025	(37,484)	—	(37,484)
191,576	2,915	Hasbro Inc	OBFR + 45 bps	11/25/2025	22,921	—	22,921
30,778	452,072	Healthcare Realty Trust	OBFR + 45 bps	12/22/2025	(38,021)	—	(38,021)
172,975	2,133	Healthequity Inc	OBFR - -35 bps	11/21/2025	48,798	—	48,798
187,940	5,903	Healthstream Inc	OBFR - 35 bps	12/22/2025	(26,233)	—	(26,233)
7,531	147,437	Helmerich & Payne	OBFR + 45 bps	11/25/2025	32,372	—	32,372
131,782	829	Hershey Co/The	OBFR - 53 bps	11/21/2025	5,476	—	5,476
12,921	423,718	Hub Group Inc-Cl A	OBFR - 35 bps	11/21/2025	(7,416)	—	(7,416)
125,733	537	Humana Inc	OBFR + 45 bps	11/25/2025	5,577	—	5,577
8,694	118,015	Hut 8 Corp	OBFR + 45 bps	11/25/2025	(42,958)	—	(42,958)
9,911	246,012	Ideaya Biosciences Inc	OBFR + 45 bps	12/22/2025	42,690	—	42,690
269,609	5,345	Idt Corp-Class B	OBFR - 35 bps	12/22/2025	90,399	—	90,399
161,272	28,429	Ihs Holding Ltd	OBFR - 35 bps	11/25/2025	(3,785)	—	(3,785)
173,237	655	Illinois Tool Works	OBFR + 45 bps	12/22/2025	(12,162)	—	(12,162)
19,052	188,188	Immunome Inc	OBFR - 35 bps	11/21/2025	14,147	—	14,147
6,317	272,480	Ingevity Corp	OBFR + 45 bps	12/22/2025	6,251	—	6,251
175,319	3,680	Interactive Brokers	OBFR - 35 bps	11/21/2025	25,084	—	25,084
4,432	198,254	International Paper	OBFR - 35 bps	11/21/2025	(9,528)	—	(9,528)
277,203	2,623	Interparfums Inc	OBFR + 45 bps	11/21/2025	66,778	—	66,778
3,656	298,358	Intl Flavors & Fragrances	OBFR + 45 bps	11/21/2025	32,227	—	32,227
1,995	75,666	Intrepid Potash Inc	OBFR - 35 bps	11/25/2025	4,611	—	4,611
167,637	20,609	Invesco Mortgage Capital	OBFR + 45 bps	12/22/2025	3,752	—	3,752
340,467	10,888	Iridium Communications	OBFR - 53 bps	11/26/2025	(14,505)	—	(14,505)
5,067	413,644	Iron Mountain Inc	OBFR - 35 bps	11/21/2025	(106,916)	—	(106,916)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$102,269	1,203	Jackson Financial Inc	OBFR - 35 bps	11/26/2025	$4,779	$—	$4,779
11,049	159,799	Jbg Smith Properties	OBFR - 35 bps	11/21/2025	(29,962)	—	(29,962)
16,444	221,981	Kalvista Pharmaceuticals	OBFR - 35 bps	11/25/2025	36,746	—	36,746
28,994	304,946	Kennedy-Wilson Holdings	OBFR - 35 bps	12/22/2025	105,494	—	105,494
27,381	326,064	Kindercare Learning	OBFR + 45 bps	11/25/2025	50,498	—	50,498
1,221	116,004	Knife River Corp	OBFR + 45 bps	11/21/2025	16,670	—	16,670
159,740	2,139	Kontoor Brands Inc	OBFR + 45 bps	11/21/2025	(19,422)	—	(19,422)
75,225	1,780	Lendingtree Inc	OBFR + 45 bps	12/22/2025	(11,190)	—	(11,190)
135,407	225	Lennox International Inc	OBFR - 35 bps	11/26/2025	(7,994)	—	(7,994)
353,337	29,725	Liberty Global Ltd-A	OBFR + 45 bps	12/22/2025	(62,923)	—	(62,923)
3,909	270,305	Liberty Media Corp-L	OBFR - 58 bps	12/22/2025	(41,762)	—	(41,762)
154,887	23,617	Lifestance Health Group	OBFR - 35 bps	11/25/2025	(34,007)	—	(34,007)
8,620	479,807	Lineage Inc	OBFR - 35 bps	11/21/2025	103,268	—	103,268
23,196	302,194	Liquidia Corp	OBFR - 35 bps	11/21/2025	18,468	—	18,468
25,497	201,243	Lsb Industries Inc	OBFR - 35 bps	12/22/2025	6,607	—	6,607
4,835	263,522	Lyondellbasell Industries	OBFR - 35 bps	11/21/2025	(17,967)	—	(17,967)
12,475	236,567	Macerich Co	OBFR - 35 bps	12/22/2025	36,149	—	36,149
2,126	200,269	Makemytrip Ltd	OBFR + 45 bps	11/26/2025	(5,505)	—	(5,505)
119,232	637	Manhattan Associates	OBFR + 45 bps	11/25/2025	6,128	—	6,128
190,444	4,125	Maplebear Inc	OBFR - 35 bps	11/25/2025	(4,510)	—	(4,510)
10,004	219,297	Marcus Corporation	OBFR - 35 bps	12/22/2025	53,904	—	53,904
62	113,315	Markel Group Inc	OBFR - 35 bps	11/25/2025	(9,773)	—	(9,773)
1,012	234,844	Marriott International	OBFR - 35 bps	11/21/2025	(40,556)	—	(40,556)
14,221	180,237	Marten Transport Ltd	OBFR + 45 bps	11/25/2025	(3,302)	—	(3,302)
586	263,764	Martin Marietta Materials	OBFR + 45 bps	11/21/2025	(55,996)	—	(55,996)
320,627	4,220	Masco Corp	OBFR - 35 bps	12/22/2025	(52,906)	—	(52,906)
127,788	1,649	Materion Corp	OBFR + 45 bps	11/25/2025	2,634	—	2,634
9,758	175,719	Maui Land & Pineapple	OBFR + 45 bps	12/22/2025	609	—	609
262,605	2,531	Mcgrath Rentcorp	OBFR + 45 bps	12/22/2025	29,384	—	29,384
225,711	2,490	Merck & Co. Inc.	OBFR + 45 bps	12/22/2025	(28,281)	—	(28,281)
171,966	6,419	Mesabi Trust	OBFR + 45 bps	11/25/2025	(18,780)	—	(18,780)
204,429	20,509	Mfa Financial Inc	OBFR + 45 bps	12/22/2025	266	—	266
331,966	10,626	Millicom Intl Cellular	OBFR - 35 bps	11/21/2025	63,746	—	63,746
5,631	314,143	Minerals Technologies	OBFR - 35 bps	11/25/2025	5,160	—	5,160
9,031	145,162	Mineralys Therapeutics	OBFR + 45 bps	11/25/2025	23,409	—	23,409
170,676	340	Moody’S Corp	OBFR - 35 bps	11/26/2025	(2,629)	—	(2,629)
8,860	389,669	Moonlake Immunotherapy	OBFR + 45 bps	11/26/2025	(25,137)	—	(25,137)
13,413	345,213	Mosaic Co	OBFR - 35 bps	12/22/2025	(144,423)	—	(144,423)
272,309	467	Msci Inc	OBFR + 45 bps	11/26/2025	(6,631)	—	(6,631)
5,489	162,958	Nabors Industries Ltd	OBFR + 45 bps	11/25/2025	9,640	—	9,640
269,517	4,243	National Fuel Gas Co	OBFR + 45 bps	12/22/2025	88,502	—	88,502
158,709	12,574	Navient Corp	OBFR + 45 bps	11/21/2025	19,141	—	19,141
124,518	9,753	Navigator Holdings Ltd	OBFR - 35 bps	12/22/2025	12,988	—	12,988
100,672	9,366	Nerdwallet Inc-Cl A	OBFR - 35 bps	11/25/2025	1,711	—	1,711
6,239	194,523	Net Lease Office Properties	OBFR + 45 bps	12/22/2025	(7,981)	—	(7,981)
16,986	202,172	Newmark Group Inc	OBFR - 35 bps	11/21/2025	(2,093)	—	(2,093)
384,844	7,571	Newmont Corp	OBFR + 45 bps	11/21/2025	54,584	—	54,584
5,861	197,935	Nexpoint Residential	OBFR + 45 bps	11/25/2025	249	—	249
284,541	3,796	Nextera Energy Inc	OBFR + 45 bps	12/22/2025	(22,481)	—	(22,481)
77,743	2,103	Nextracker Inc-Cl A	OBFR + 45 bps	11/21/2025	35,715	—	35,715
253,119	6,362	Nisource Inc	OBFR + 45 bps	12/22/2025	1,137	—	1,137
128,879	1,414	Northrim Bancorp Inc	OBFR - 35 bps	11/25/2025	3,434	—	3,434

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$196,209	15,983	Northwest Bancshares	OBFR - 35 bps	11/25/2025	$7,350	$—	$7,350
36,482	261,535	Npk International Inc	OBFR + 45 bps	11/21/2025	(44,128)	—	(44,128)
2,919	218,517	Nuvalent Inc-A	OBFR - 35 bps	11/26/2025	(1,227)	—	(1,227)
284,781	2,014	Nvidia Corp	OBFR + 45 bps	11/25/2025	32,409	—	32,409
17,561	148,292	Ocular Therapeutix Inc	OBFR - 35 bps	11/25/2025	(14,232)	—	(14,232)
175,453	4,016	Oge Energy Corp	OBFR + 45 bps	12/22/2025	972	—	972
11,892	150,542	O-I Glass Inc	OBFR + 45 bps	12/22/2025	(21,130)	—	(21,130)
119,782	3,703	Olympic Steel Inc	OBFR + 45 bps	12/22/2025	(682)	—	(682)
136,737	21,969	Orchid Island Capital	OBFR - 35 bps	12/22/2025	21,030	—	21,030
127,082	8,761	Organon & Co	OBFR + 45 bps	12/22/2025	(43,399)	—	(43,399)
24,449	384,636	Orion Sa	OBFR + 45 bps	12/22/2025	134,439	—	134,439
122,333	1,221	Otis Worldwide Corp	OBFR - 35 bps	12/22/2025	(2,930)	—	(2,930)
242,174	3,203	Otter Tail Corp	OBFR - 35 bps	12/22/2025	2,315	—	2,315
202,629	10,652	P G & E Corp	OBFR + 45 bps	11/21/2025	(58,184)	—	(58,184)
1,992	190,329	Pennymac Financial Services	OBFR + 45 bps	11/25/2025	(7,586)	—	(7,586)
952	133,021	Penske Automotive Group	OBFR + 45 bps	11/21/2025	(30,531)	—	(30,531)
123,549	1,327	Pentair Plc	OBFR + 45 bps	12/22/2025	10,980	—	10,980
96,202	791	Philip Morris International	OBFR + 45 bps	12/22/2025	47,741	—	47,741
150,375	3,058	Pilgrim’S Pride Corp	OBFR - 35 bps	11/21/2025	(13,363)	—	(13,363)
167,784	19,056	Pitney Bowes Inc	OBFR + 45 bps	11/25/2025	40,099	—	40,099
8,343	104,760	Postal Realty Trust	OBFR + 45 bps	11/26/2025	(18,737)	—	(18,737)
248,712	13,534	Premier Inc-Class A	OBFR + 45 bps	12/22/2025	49,580	—	49,580
167,029	4,572	Prog Holdings Inc	OBFR + 45 bps	12/22/2025	(34,939)	—	(34,939)
155,455	821	Ptc Inc	OBFR + 45 bps	12/22/2025	(18,110)	—	(18,110)
87,085	1,132	Pvh Corp	OBFR + 45 bps	11/26/2025	(10,781)	—	(10,781)
82,324	1,102	Qcr Holdings Inc	OBFR + 45 bps	11/26/2025	(8,680)	—	(8,680)
98,728	664	Qualcomm Inc	OBFR - 35 bps	11/21/2025	7,257	—	7,257
126,282	473	Ralph Lauren Corp	OBFR + 45 bps	12/22/2025	2,209	—	2,209
6,220	198,294	Range Resources Corp	OBFR + 45 bps	11/21/2025	(52,874)	—	(52,874)
205,450	4,724	Red Rock Resorts Inc	OBFR - 35 bps	11/21/2025	43,341	—	43,341
199,128	8,434	Regions Financial Co	OBFR - 35 bps	11/21/2025	94	—	94
6,418	260,165	Revolution Medicines	OBFR - 35 bps	12/22/2025	24,819	—	24,819
15,965	169,393	Riot Platforms Inc	OBFR - 35 bps	12/22/2025	(7,626)	—	(7,626)
14,768	260,376	Rmr Group Inc	OBFR + 45 bps	11/26/2025	15,696	—	15,696
28,756	322,766	Roivant Sciences Ltd	OBFR + 45 bps	11/25/2025	(351)	—	(351)
107,159	452	Royal Caribbean Cruises	OBFR - 35 bps	11/26/2025	33,284	—	33,284
90,823	582	Royal Gold Inc	OBFR + 45 bps	12/22/2025	11,676	—	11,676
11,246	147,964	Rxo Inc	OBFR + 45 bps	11/21/2025	(27,551)	—	(27,551)
115,285	5,429	Ryerson Holding Corp	OBFR - 35 bps	11/21/2025	1,820	—	1,820
146,984	276	S&P Global Inc	OBFR + 45 bps	11/26/2025	(3,348)	—	(3,348)
8,715	216,558	Sable Offshore Corp	OBFR - 58 bps	11/26/2025	27,437	—	27,437
140,649	3,643	Scorpio Tankers Inc	OBFR - 35 bps	12/22/2025	2,123	—	2,123
16,738	403,743	Seaport Entertainment	OBFR - 35 bps	11/21/2025	97,951	—	97,951
34,424	285,287	Select Water Solutions	OBFR + 45 bps	11/21/2025	(12,041)	—	(12,041)
5,196	237,276	Silgan Holdings Inc	OBFR - 35 bps	11/21/2025	(43,125)	—	(43,125)
138,817	4,212	Simply Good Foods Co	OBFR - 35 bps	11/21/2025	(7,291)	—	(7,291)
5,696	393,240	Sl Green Realty Corp	OBFR + 45 bps	12/22/2025	39,779	—	39,779
10,826	594,596	Smurfit Westrock Plc	OBFR - 35 bps	12/22/2025	132,174	—	132,174
121,844	359	Snap-On Inc	OBFR - 35 bps	12/22/2025	(11,357)	—	(11,357)
5,617	128,445	Solaris Energy Infrastructure	OBFR - 35 bps	12/22/2025	(30,294)	—	(30,294)
3,100	144,391	Soleno Therapeutics	OBFR + 45 bps	11/26/2025	(113,587)	—	(113,587)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Notional Amount at June 30, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$367,948	9,056	Sonoco Products Co	OBFR + 45 bps	11/21/2025	$(27,969)	$—	$(27,969)
3,729	328,660	Southern Co	OBFR + 45 bps	12/22/2025	9,551	—	9,551
150,302	7,480	Spartannash Co	OBFR - 35 bps	11/26/2025	(49,054)	—	(49,054)
16,733	280,887	Spok Holdings Inc	OBFR - 35 bps	12/22/2025	20,620	—	20,620
10,980	220,179	Starwood Property Trust	OBFR - 35 bps	12/22/2025	7,108	—	7,108
398,884	4,671	State Street Corp	OBFR - 35 bps	11/21/2025	(94,958)	—	(94,958)
295,230	4,056	Stepan Co	OBFR + 45 bps	12/22/2025	80,755	—	80,755
99,388	4,768	Structure Therapeutics	OBFR - 35 bps	11/26/2025	1,854	—	1,854
168,344	16,419	Sunrun Inc	OBFR + 45 bps	11/21/2025	37,237	—	37,237
4,682	138,366	Symbotic Inc	OBFR - 35 bps	11/25/2025	43,031	—	43,031
488,062	2,510	Take-Two Interactive	OBFR - 35 bps	12/22/2025	(116,534)	—	(116,534)
1,128	186,068	Targa Resources Corp	OBFR + 45 bps	12/22/2025	9,645	—	9,645
384,842	2,611	Te Connectivity Plc	OBFR - 35 bps	11/25/2025	(54,874)	—	(54,874)
617,933	40,192	Tejon Ranch Co	OBFR + 45 bps	12/22/2025	(57,638)	—	(57,638)
8,570	312,161	Telephone And Data Systems	OBFR - 35 bps	12/22/2025	(11,689)	—	(11,689)
1,006	255,355	T-Mobile Us Inc	OBFR + 45 bps	12/22/2025	(19,125)	—	(19,125)
6,013	195,204	Tootsie Roll Industries	OBFR + 45 bps	11/25/2025	4,911	—	4,911
4,422	352,530	Toro Co	OBFR + 45 bps	11/26/2025	(42,113)	—	(42,113)
190,335	10,379	Tourmaline Bio Inc	OBFR - 35 bps	11/25/2025	24,943	—	24,943
10,635	92,691	Tpg Re Finance Trust	OBFR + 45 bps	12/22/2025	(6,113)	—	(6,113)
631	218,061	Trane Technologies PLC	OBFR + 45 bps	12/22/2025	55,503	—	55,503
89	118,096	Transdigm Group Inc	OBFR + 45 bps	12/22/2025	15,286	—	15,286
441,116	22,203	Trimas Corp	OBFR - 35 bps	11/21/2025	(191,031)	—	(191,031)
7,066	183,499	Trubridge Inc	OBFR + 45 bps	11/25/2025	(19,401)	—	(19,401)
362	124,364	Ubiquiti Inc	OBFR + 45 bps	11/21/2025	23,108	—	23,108
2,429	233,148	United Airlines Holdings	OBFR + 45 bps	11/21/2025	(43,839)	—	(43,839)
325,242	70,939	Uranium Energy Corp	OBFR - 35 bps	12/22/2025	(153,235)	—	(153,235)
3,654	90,163	Usana Health Science	OBFR + 45 bps	11/21/2025	20,440	—	20,440
5,704	255,243	V2X Inc	OBFR + 45 bps	11/25/2025	20,771	—	20,771
428	133,670	Valmont Industries	OBFR + 45 bps	11/21/2025	3,743	—	3,743
97,374	5,118	Vera Therapeutics Inc.	OBFR - 35 bps	11/26/2025	(22,325)	—	(22,325)
473,649	29,020	Veris Residential Inc	OBFR - 35 bps	12/22/2025	45,011	—	45,011
7,622	325,221	Verizon Communications	OBFR + 45 bps	12/22/2025	5,254	—	5,254
168,233	3,161	Verona Pharma Plc	OBFR - 35 bps	11/26/2025	(129,205)	—	(129,205)
214,186	17,093	Viridian Therapeutic	OBFR - 35 bps	11/21/2025	(22,423)	—	(22,423)
1,340	235,868	Vistra Corp	OBFR + 45 bps	11/21/2025	23,293	—	23,293
843	189,512	Wd-40 Co	OBFR + 45 bps	11/21/2025	1,341	—	1,341
885	93,962	Wec Energy Group Inc	OBFR + 45 bps	12/22/2025	(2,506)	—	(2,506)
405,733	2,832	Welltower Inc	OBFR - 35 bps	12/22/2025	(26,983)	—	(26,983)
495,023	4,804	Westlake Corp	OBFR - 35 bps	12/22/2025	134,045	—	134,045
179,822	7,160	Weyerhaeuser Co	OBFR - 35 bps	12/22/2025	(3,958)	—	(3,958)
649	122,477	Wix.Com Ltd	OBFR + 45 bps	11/26/2025	(21,384)	—	(21,384)
6,515	180,135	World Kinect Corp	OBFR + 45 bps	12/22/2025	5,241	—	5,241
225,696	20,209	Xenia Hotels & Resorts	OBFR - 35 bps	11/26/2025	(29,887)	—	(29,887)
6,180	212,426	York Water Co	OBFR + 45 bps	12/22/2025	(17,749)	—	(17,749)
					$75,804	$—	$75,804

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on June 30, 2025.